Non-current provisions and other non-current liabilities - Disclosure of Remeasurement of Net Defined Benefit Liability Asset (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Actuarial assumption of discount rates | Minimum
Disclosure of net defined benefit liability (asset) [Line Items]
Increase in actuarial assumption	0.05%	0.00%
Actuarial assumption of discount rates | Maximum
Disclosure of net defined benefit liability (asset) [Line Items]
Increase in actuarial assumption	0.50%	0.30%
United Kingdom | Actuarial assumption of expected rates of inflation
Disclosure of net defined benefit liability (asset) [Line Items]
Increase in actuarial assumption	0.15%
Decrease in actuarial assumption		(0.30%)
Pensions and other post-employment benefits | Opella Business
Disclosure of net defined benefit liability (asset) [Line Items]
Actuarial gains/(losses) on benefit obligations		€ (4)
Plan assets | Pensions and other post-employment benefits
Disclosure of net defined benefit liability (asset) [Line Items]
Actuarial gains/(losses) on plan assets	€ 71	(45)
Present value of defined benefit obligation | Pensions and other post-employment benefits
Disclosure of net defined benefit liability (asset) [Line Items]
Actuarial gains/(losses) on benefit obligations	€ 86	€ 152